Stockholders' Deficit - Schedule Of Option Activity Under The Plan (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning, Number of Shares	10,382,771	8,003,108	8,003,108
Granted , Number of Shares	569,350		4,792,500
Exercised , Number of Shares	(846,674)		(1,179,870)
Forfeited , Number of Shares	(649,324)		(1,181,120)
Expired , Number of Shares	(6,723)		(51,847)
Outstanding Ending, Number of Shares	9,449,400		10,382,771	8,003,108
Vested and exercisable Ending, Number of Shares	1,555,878		1,425,549
Outstanding Beginning, Weighted Average Exercise Price	$ 4.88	$ 3.11	$ 3.11
Granted , Weighted Average Exercise Price	25.44		6.94
Exercised , Weighted Average Exercise Price	2.56		2.36
Forfeited , Weighted Average Exercise Price	6.67		3.91
Expired , Weighted Average Exercise Price	3.95		1.40
Outstanding Ending, Weighted Average Exercise Price	6.20		4.88	$ 3.11
Vested and exercisable Ending, Weighted Average Exercise Price	$ 4.27		$ 3.21
Outstanding Weighted-Average Remaining Contract Term		8 years 6 months 18 days	8 years 10 months 24 days	9 years 2 months 4 days
Vested and exercisable Ending, Weighted-Average Remaining Contract Term	8 years 3 days		8 years 29 days
Outstanding as of Beginning, Aggregate Intrinsic Value	$ 108.9	$ 20.0	$ 20.0
Outstanding Ending, Aggregate Intrinsic Value	547.0		108.9	$ 20.0
Vested and exercisable Ending, Aggregate Intrinsic Value	$ 93.0		$ 17.3